RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)													1 Months Ended			3 Months Ended			9 Months Ended		12 Months Ended
	Jul. 31, 2023	Jul. 20, 2023	Jul. 20, 2023	May 01, 2023	Oct. 31, 2022	Oct. 17, 2022	Jul. 11, 2022	Jul. 11, 2022	May 27, 2022	Dec. 17, 2021	Sep. 14, 2021	Sep. 14, 2021	May 31, 2023	Oct. 31, 2022	Feb. 28, 2022	Jul. 31, 2023	Jul. 31, 2022	Oct. 31, 2021	Jul. 31, 2023	Jul. 31, 2022	Oct. 31, 2022	Oct. 31, 2021	May 12, 2023	Apr. 30, 2023
Related Party Transaction [Line Items]
Notes payable current					$ 5,428,936									$ 5,428,936				$ 3,661,885			$ 5,428,936	$ 3,661,885
Net of imputed interest											$ 76,230	$ 76,230
Notes Payable					$ 2,920,000									$ 2,920,000							2,920,000
Interest expense																	$ 485,293	$ 38,115	$ 746,930	$ 1,046,106	$ 1,661,981
Issuance of common stock for cash net, shares												4,900,000
Common stock par value	$ 0.0001				$ 0.0001									$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Fair value, per share											$ 0.70	$ 0.70
Fair value, grant																		$ 637,800	$ 372,000	60,000	$ 60,000
Stock based compensation																			896,947		6,202
General and administrative expenses																$ 1,171,256	219,524	17,313	2,215,775	685,565	$ 365,390
2022 Equity Incentive Plan [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash net, shares						4,000,000
Stock based compensation	$ 226,242
Director [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash net, shares								300,000
Fair value, per share							$ 0.29	$ 0.29
Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash net, shares				700,000
Grant of restricted shares													700,000
Restricted shares, vesting rate													25.00%
Fair value, per share													$ 2.15
Fair value, grant				$ 1,505,000															1,505,000
Stock based compensation																226,242			226,242
Common stock par value				$ 2.15
General and administrative expenses																			1,278,758
Restricted Stock Units (RSUs) [Member] | Each of Five Outside Director [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash net, shares								60,000
Common stock par value							$ 0.0001	$ 0.0001
Restricted Stock Units (RSUs) [Member] | Five Outside Director [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash net, shares								300,000
Restricted Stock Units (RSUs) [Member] | Mr Frank Ingriselli [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash net, shares			200,000
Fair value, grant			$ 213,000
Common stock par value		$ 1.07	$ 1.07
Restricted Stock Units (RSUs) [Member] | Mr Frank Ingriselli [Member] | 2022 Equity Incentive Plan [Member]
Related Party Transaction [Line Items]
Grant of restricted shares															1,000,000
Restricted Stock Units (RSUs) [Member] | Mr Greg Overholtzer [Member] | 2022 Equity Incentive Plan [Member]
Related Party Transaction [Line Items]
Grant of restricted shares															100,000
Restricted shares, vesting rate															25.00%
Restricted Stock Units (RSUs) [Member] | Director [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash net, shares							60,000
Fair value, per share							$ 0.29	$ 0.29
Fair value, grant							$ 88,200
Stock based compensation																44,462			50,262
Common stock par value							$ 0.0001	$ 0.0001
General and administrative expenses																			37,938
Restricted Stock Units (RSUs) [Member] | Executives [Member]
Related Party Transaction [Line Items]
Stock based compensation																40,757			120,943
General and administrative expenses																			196,255
Restricted Stock Units (RSUs) [Member] | Executives [Member] | 2022 Equity Incentive Plan [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash net, shares														1,100,000
Fair value, per share															$ 0.294
Fair value, grant														$ 323,400
Restricted Stock Units (RSUs) [Member] | Mr Ingriselli [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash net, shares		200,000
Fair value, per share		$ 1.07	$ 1.07
Fair value, grant		$ 213,000
General and administrative expenses																			213,000
Restricted Stock [Member] | Mr Frank Ingriselli [Member] | 2022 Equity Incentive Plan [Member]
Related Party Transaction [Line Items]
Grant of restricted shares															1,000,000
Restricted Stock [Member] | Mr Greg Overholtzer [Member] | 2022 Equity Incentive Plan [Member]
Related Party Transaction [Line Items]
Grant of restricted shares															100,000
Restricted Stock [Member] | Executives [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash net, shares						1,100,000															1,100,000
Fair value, grant						$ 323,400															$ 323,400
Stock based compensation					$ 6,202											40,757			120,943
Unrecognized expense	196,255				317,198									317,198		196,255			196,255		317,198
Related Party [Member]
Related Party Transaction [Line Items]
Notes payable current					1,025,497									1,025,497				3,661,885			1,025,497	$ 3,661,885
Net of imputed interest					7,015									7,015				38,115			7,015	38,115
Notes Payable	1,032,512				2,920,000									2,920,000		1,032,512		$ 0	1,032,512		2,920,000	0
Interest expense																0	$ 19,381		7,015	$ 99,517	120,337	$ 38,115
Notes payable current	$ 1,032,512				2,920,000									2,920,000		$ 1,032,512			$ 1,032,512		$ 2,920,000
Trio LLC [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash net, shares											4,900,000	4,900,000
Fair value, per share											$ 0.70	$ 0.70
Trio LLC [Member] | IPO [Member]
Related Party Transaction [Line Items]
Final payment in initial public offer									$ 1,032,512
Trio LLC [Member] | IPO [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Final payment in initial public offer									1,032,512
Trio LLC [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Final payment in initial public offer									780,000
Trio LLC [Member] | Minimum [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Final payment in initial public offer									780,000
Trio LLC [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Final payment in initial public offer									1,032,512
Trio LLC [Member] | Maximum [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Final payment in initial public offer									$ 1,032,512
Trio LLC [Member]
Related Party Transaction [Line Items]
Business acquisition percentage.																							80.00%	3.02647%
Purchase And Sale Agreement [Member] | Trio LLC [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash net, shares										4,900,000
Common stock par value										$ 0.0001
Purchase And Sale Agreement [Member] | Trio LLC [Member]
Related Party Transaction [Line Items]
Business acquisition percentage.											82.75%	82.75%
Employee Agreements [Member] | Restricted Stock [Member] | 2022 Equity Incentive Plan [Member]
Related Party Transaction [Line Items]
Issuance of common stock for cash net, shares																					1,100,000
Restricted shares, vesting rate															25.00%
Fair value, per share															$ 0.294
Fair value, grant																					$ 323,400
Stock based compensation																					6,202
Unrecognized expense					$ 317,198									$ 317,198							$ 317,198